Equity Instruments - Conversion of Series A Redeemable Convertible Preferred Stock into Common Stock (Details) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 13, 2020 USD ($) shares	Feb. 28, 2019 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Number of shares converted			4,456,248	4,456,248	893,260
Conversion ratio	3	1			1
Carrying amount of redeemable convertible preferred stock reclassified to common stock and additional paid-in capital | $	$ 13,100	$ 1,000	$ 13,274	$ 13,274	$ 1,003
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Number of shares converted	2,167,198
Conversion ratio				2.178
Common Stock
Temporary Equity [Line Items]
Number of shares to be converted into	1,485,413	893,260
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Number of shares converted		893,260